HSBC Holdings plc ADRhedged™
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 97.7%
Financials — 97.7%
HSBC Holdings plc, ADR
(Cost $4,055,117) ........................................................................................................ 64,280 $ 4,562,594
Short-Term Investment
— 2.6%
Money Market Funds — 2.6%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.98%
(a)
(Cost $123,324) .......................................................................................................... 123,324 123,324
Total Investments — 100.3%
(Cost $4,178,441) 4,685,918
Liabilities in excess of Other Assets,
Net — (0.3)% (13,128)
Net Assets — 100% $ 4,672,790
_______________
(a) Reflects the 7-day yield at September 30, 2025.
ADR: American Depositary Receipt
PLC: Public Limited Company
At September 30, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 10/01/25 USD 4,502,910 GBP 3,344,730 $ — $ (42)
CIBC 10/01/25 GBP 3,344,730 USD 4,488,029 — (14,838)
CIBC 10/02/25 GBP 3,364,735 USD 4,529,812 12 —
Total Unrealized Appreciation/(Depreciation) $ 12
$ (14,880)
*
The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling